                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4256
--------------------------------------------------------------------------------
                      STATE STREET RESEARCH EXCHANGE TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     One Financial Center, Boston, MA 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       Francis J. McNamara, III, Secretary
                              State Street Research
                               One Financial Center
                           Boston, Massachusetts 02111
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 357-1200
--------------------------------------------------------------------------------
                   Date of fiscal year end: December 31, 2002
--------------------------------------------------------------------------------
          Date of reporting period: January 1, 2003 - June 30, 2003
--------------------------------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CPR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Semiannual Report is attached.

                           -------------------------
                             STATE STREET RESEARCH
                           -------------------------
                                  EXCHANGE FUND
                           -------------------------

                           SEMIANNUAL REPORT
                           June 30, 2003

                           ------------------
                             WHAT'S INSIDE
                           ------------------

                           INVESTMENT UPDATE

                           About the Fund,
                           Economy and Markets

                           FUND INFORMATION

                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                         -------------------               -------------------
                             [Dalbar logo]                    [Dalbar logo]
                                DALBAR                           DALBAR
                              RATED FOR                        MUTUAL FUND
                            COMMUNICATION                     SERVICE AWARD
                                2003                              2002
                         -------------------               -------------------
                           For Excellence                    For Excellence
                           in Shareholder                     in Shareholder
                           Communication                         Service

[logo] STATE STREET RESEARCH

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY

o During the six-month period ended June 30, 2003, the uncertainty that plagued the economy and the markets in the first quarter began to lift in the second quarter.

o  Consumer spending was steady, which benefited the housing and auto markets.

o The Federal Reserve Board lowered a key short-term interest rate from 1.25% to 1.00% -- the lowest it has been in 45 years.

o The end to major military conflicts in Iraq and higher corporate profits raised hopes that second half growth would continue to gain momentum.

THE MARKETS

o All major U.S. stock markets staged a strong comeback during the first six months of the year. The S&P 500 Index rose 11.75% and the Russell 1000(R) Index gained 12.34%.(1)

o Stocks outperformed bonds, but bonds continued to deliver solid returns. The Lehman Brothers Aggregate Bond Index returned 3.93%.(1)

o High-yield bonds outperformed other bond sectors and many stock sectors: The CSFB Global High Yield II Index returned 17.32% for the period.(1)

THE FUND

OVER THE PAST SIX MONTHS

o For the six months ended June 30, 2003, State Street Research Exchange Fund returned 10.06%. It performed in line with its peer group, the Lipper Large-Cap Core Funds Average, which returned 10.38% for the same period.(1)

o The fund's emphasis on Health Care helped returns during the first half of the period, but detracted from returns in the second half when riskier segments of the market dominated.

o The fund's investments in the Other Energy and Producer Durables sectors were a source of positive return late in the period.

CURRENT STRATEGY

o The fund's s strategy remains unchanged: we invest in high-quality stocks with the potential for long-term growth of earnings and dividends.

o We continue to emphasize the Consumer Staples, Health Care and Integrated Oils sectors.

o The fund has less exposure to Consumer Discretionary, Financial Services, Technology and Utilities stocks than its benchmark.

June 30, 2003

(1) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an index of 500 U.S. stocks. The Russell 1000 Index measures the performance of the 1,000 largest securities in the Russell 3000(R) Index (an Index of the 3,000 largest publicly traded companies). The Lehman Brothers Aggregate Bond Index includes fixed-rate debt issues rated investment-grade or higher. The CSFB High Yield II Index mirrors the public high-yield debt market, representing a total of 250 different sectors within this market. The indexes are unmanaged and do not take transaction charges into consideration. It is not possible to invest directly in an index. The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

(2) KEEP IN MIND THAT PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 2003)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (2)
------------------------------------------------------------------------
     LIFE OF FUND
   (since 12/17/76)            10 YEARS       5 YEARS         1 YEAR
------------------------------------------------------------------------
        12.03%               10.80%         -0.34%          1.35%
------------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of fund net assets)

 1 EXXON MOBIL                6.8%
 2 PFIZER                     5.6%
 3 JOHNSON & JOHNSON          5.0%
 4 AMERICAN EXPRESS           4.9%
 5 WAL-MART STORES            4.1%
 6 ANHEUSER-BUSCH             4.0%
 7 ST. PAUL COS.              3.9%
 8 FIRST DATA                 3.8%
 9 PROCTER & GAMBLE           3.8%
10 TARGET                     3.6%

These securities represent an aggregate of 45.5% of net assets. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of fund net assets)

Drugs & Biotechnology                   21.6%
Oil: Integrated International            9.5%
Retail                                   7.7%
Miscellaneous Financial                  7.4%
Multi-Sector                             6.5%
Total: 52.7%

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
                                                                  VALUE
                                                   SHARES       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 97.2%
AUTOMOBILES & TRANSPORTATION 1.4%
AUTOMOBILES 1.4%
General Motors Corp. ..........................     112,800   $  4,060,800
                                                              ------------
Total Automobiles & Transportation ............                  4,060,800
                                                              ------------
CONSUMER DISCRETIONARY 7.7%
RETAIL 7.7%
Target Corp. ..................................     273,222     10,338,720
Wal-Mart Stores Inc. ..........................     223,200     11,979,144
                                                              ------------
Total Consumer Discretionary ..................                 22,317,864
                                                              ------------
CONSUMER STAPLES 13.9%
BEVERAGES 5.3%
Anheuser-Busch Inc. ...........................     225,200     11,496,460
Coca-Cola Co. .................................      87,735      4,071,781
                                                              ------------
                                                                15,568,241
                                                              ------------
FOODS 2.3%
General Mills Inc. ............................     138,400      6,561,544
                                                              ------------
HOUSEHOLD PRODUCTS 3.8%
Procter & Gamble Co. ..........................     123,200     10,986,976
                                                              ------------
TOBACCO 2.5%
Altria Group Inc. .............................     160,300      7,284,032
                                                              ------------
Total Consumer Staples ........................                 40,400,793
                                                              ------------
FINANCIAL SERVICES 16.6%
BANKS & SAVINGS & LOAN 1.5%
J.P. Morgan Chase & Co. .......................     124,728      4,263,203
                                                              ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 3.8%
First Data Corp. ..............................     270,017     11,189,505
                                                              ------------
INSURANCE 3.9%
St. Paul Cos., Inc. ...........................     314,400     11,478,744
                                                              ------------
MISCELLANEOUS FINANCIAL 7.4%
American Express Co. ..........................     339,531     14,195,791
Federal National Mortgage Association .........     110,400      7,445,376
                                                              ------------
                                                                21,641,167
                                                              ------------
Total Financial Services ......................                 48,572,619
                                                              ------------
HEALTH CARE 22.6%
DRUGS & BIOTECHNOLOGY 21.6%
AstraZeneca PLC ADR ...........................      76,000      3,098,520
Johnson & Johnson Ltd. ........................     281,183     14,537,161
Merck & Company Inc. ..........................      92,244      5,585,374
Millipore Corp.* ..............................     150,000      6,655,500
Novartis AG ADR ...............................     185,384      7,380,137
Pfizer Inc. ...................................     476,342     16,267,080
Wyeth Inc. ....................................     206,944      9,426,299
                                                              ------------
                                                                62,950,071
                                                              ------------
HOSPITAL SUPPLY 1.0%
Medtronic Inc. ................................      60,000      2,878,200
                                                              ------------
Total Health Care .............................                 65,828,271
                                                              ------------
INTEGRATED OILS 9.5%
INTEGRATED INTERNATIONAL 9.5%
BP PLC ADR ....................................     187,702     $7,887,238
Exxon Mobil Corp. .............................     550,632     19,773,195
                                                              ------------
Total Integrated Oils .........................                 27,660,433
                                                              ------------
OTHER 6.5%
MULTI-SECTOR 6.5%
Berkshire Hathaway Inc. Cl. B* ................       3,687      8,959,410
General Electric Co. ..........................     344,970      9,893,740
                                                              ------------
Total Other ...................................                 18,853,150
                                                              ------------
OTHER ENERGY 2.0%
OFFSHORE DRILLING 0.2%
Transocean Inc. ...............................      21,148        464,621
                                                              ------------
OIL WELL EQUIPMENT & SERVICES 1.8%
Schlumberger Ltd. .............................     109,238      5,196,452
                                                              ------------
Total Other Energy ............................                  5,661,073
                                                              ------------
PRODUCER DURABLES 4.0%
AEROSPACE 1.6%
Boeing Co. ....................................     131,800      4,523,376
                                                              ------------
INDUSTRIAL PRODUCTS 0.2%
Agilent Technologies Inc.* ....................      29,749        581,593
                                                              ------------
MACHINERY 2.2%
Caterpillar Inc. ..............................     116,800      6,501,088
                                                              ------------
Total Producer Durables .......................                 11,606,057
                                                              ------------
TECHNOLOGY 10.9%
COMPUTER SOFTWARE 3.5%
Microsoft Corp. ...............................     399,890     10,241,183
                                                              ------------
COMPUTER TECHNOLOGY 5.2%
Hewlett-Packard Co. ...........................     349,270      7,439,451
IBM Corp. .....................................      92,371      7,620,608
                                                              ------------
                                                                15,060,059
                                                              ------------
ELECTRONICS 0.8%
Applera Corp. - Celera Genomics Group .........     126,880      2,414,526
                                                              ------------
ELECTRONICS: SEMICONDUCTORS/COMPONENTS 1.4%
Intel Corp. ...................................     200,000      4,156,800
                                                              ------------
Total Technology ..............................                 31,872,568
                                                              ------------
UTILITIES 2.1%
TELECOMMUNICATIONS 2.1%
Vodafone Group PLC ADR ........................     309,500      6,081,675
                                                              ------------
Total Utilities ...............................                  6,081,675
                                                              ------------
Total Common Stocks (Cost $89,786,578) ........                282,915,303
                                                              ------------

------------------------------------------------------------------------------
                                       PRINCIPAL    MATURITY       VALUE
                                         AMOUNT       DATE        (NOTE 1)
------------------------------------------------------------------------------
COMMERCIAL PAPER 2.9%
Citicorp. 0.95% .....................  $  259,000   7/01/2003  $    259,000
Citicorp. 1.07% .....................   6,295,000   7/03/2003     6,294,626
General Electric Capital Corp. 0.90%    1,732,000   7/01/2003     1,732,000
                                                               ------------
Total Commercial Paper (Cost $8,285,626) ....................     8,285,626
                                                               ------------
Total Investments (Cost $98,072,204) - 101.1% ...............   291,200,929
Cash and Other Assets, Less Liabilities - (0.1%) ............      (183,357)
                                                               ------------
Net Assets - 100.0% .........................................  $291,017,572
                                                               ============

Federal Income Tax Information:
At June 30, 2003, the net unrealized appreciation of investments based on cost for federal income tax purposes of $89,655,097 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost ........  $205,076,542
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value .........   (3,530,710)
                                                               ------------
                                                               $201,545,832
                                                               ============
--------------------------------------------------------------------------------
* Non-income-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (Unaudited)

ASSETS
Investments, at value (Cost $98,072,204) (Note 1) .    $291,200,929
Cash ..............................................           2,316
Dividends receivable ..............................         441,644
Other assets ......................................           1,893
                                                       ------------
                                                        291,646,782
LIABILITIES
Dividends payable .................................         400,564
Accrued management fee (Note 2) ...................         115,936
Accrued administration fee (Note 2) ...............          14,487
Payable for fund shares redeemed ..................          10,000
Accrued transfer agent and shareholder services
  (Note 2) ........................................           8,953
Accrued trustees' fees (Note 2) ...................             110
Other accrued expenses ............................          79,160
                                                       ------------
                                                            629,210
                                                       ------------
NET ASSETS
                                                       $291,017,572
                                                       ============
Net Assets consist of:
  Undistributed net investment income .............        $832,949
  Unrealized appreciation of investments ..........     193,128,725
  Accumulated net realized loss ...................     (15,245,745)
  Paid-in capital .................................     112,301,643
                                                       ------------
                                                       $291,017,572
                                                       ============
Net Asset Value per share
  ($291,017,572 / 645,636 shares) .................    $     450.75
                                                       ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

-------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------
For the six months ended June 30, 2003 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $39,762 .........     $2,517,416
Interest (Note 1) ..................................         48,333
                                                        -----------
                                                          2,565,749
EXPENSES
Management fee (Note 2) ............................        671,540
Custodian fee ......................................         47,640
Administration fee (Note 2) ........................         41,912
Audit fee ..........................................         19,976
Transfer agent and shareholder services (Note 2) ...         13,919
Trustees' fees (Note 2) ............................          5,820
Reports to shareholders ............................          5,689
Legal fees .........................................          1,612
Miscellaneous ......................................          3,100
                                                            811,208
Fees paid indirectly (Note 2) ......................            (65)
                                                        -----------
                                                            811,143
                                                        -----------
Net investment income ..............................      1,754,606
                                                        -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) ...      2,034,908
Change in unrealized appreciation of investments ...     22,956,332
                                                        -----------
Net gain on investments ............................     24,991,240
                                                        -----------
Net increase in net assets resulting from operations    $26,745,846
                                                        ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                         SIX MONTHS ENDED
                                          JUNE 30, 2003         YEAR ENDED
                                           (UNAUDITED)     DECEMBER 31, 2002
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ..............    $  1,754,606         $ 3,148,853
Net realized gain on investments ...       2,034,908           18,801,652
Change in unrealized appreciation
(depreciation) of investments ......      22,956,332          (87,422,804)
                                        ------------         ------------
Net increase (decrease) resulting
  from operations ..................      26,745,846          (65,472,299)
                                        ------------         ------------
Dividends from net investment income
.....................................        (970,056)          (3,193,325)
                                        ------------         ------------
Share transactions:
Net asset value of shares issued in
  payment of dividends .............         167,370              497,555
Cost of shares repurchased .........      (3,428,768)         (30,968,588)
                                        ------------         ------------
Net decrease from fund share
  transactions .....................      (3,261,398)         (30,471,033)
                                        ------------         ------------
Total increase (decrease) in net
  assets ...........................      22,514,392          (99,136,657)
NET ASSETS
Beginning of period ................     268,503,180          367,639,837
                                        ------------         ------------
End of period (including
undistributed net investment income
  of $832,949 and $48,399,
  respectively) ....................    $291,017,572         $268,503,180
                                        ============         ============

Number of shares:
Issued upon reinvestment of
  dividends ........................             393                1,164
Repurchased ........................          (8,037)             (66,335)
                                              ------              -------
Net decrease in fund shares ........          (7,644)             (65,171)
                                              ======              =======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EXCHANGE FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1

State Street Research Exchange Fund is a series of State Street Research Exchange Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as an open-end management investment company. The fund is presently the only series of the Trust.

The investment objective of the fund is to provide long-term growth of capital and consequent long-term growth of income. In seeking to achieve its investment objective, the fund invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The following significant policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles in the United States of America for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the Nasdaq system, valuations are at the mean of the closing bid and asked quotations, except for securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of average cost of securities delivered.

B. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary with respect to net investment income since the fund has elected to qualify under Subchapter M of the Internal Revenue Code and maintains a policy to distribute substantially all of such income. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any federal excise tax under Section 4982 of the Internal Revenue Code. The fund retains and designates as undistributed gains all of its taxable net long-term capital gains and pays federal income taxes thereon on behalf of the shareholders. At December 31, 2002, the fund had a capital loss carryforward of $17,280,653 available, to the extent provided in regulations, to offset future capital gains, if any, of which $10,168,070 and $7,112,583 expire on December 31, 2009 and 2010, respectively.

C. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized short-term capital gains, if any, are distributed annually.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles in the United States of America. The difference is primarily due to differing treatments for nontaxable redemptions in kind and the disposition of securities that have different bases for financial reporting and tax purposes. The permanent book and tax basis difference relating to shareholder distributions will result in reclassifications to paid-in capital.

D. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

E. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At June 30, 2003, there were no loaned securities.

NOTE 2

The Trust and State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), have entered into a contract that provides for an annual fee equal to 0.50% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 2003, the fees pursuant to such agreement amounted to $671,540.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), a subsidiary of MetLife, provides certain shareholder services to the fund, such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs. During the six months ended June 30, 2003, the amount of such expenses was $3,844.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended June 30, 2003, the fund's transfer agent fees were reduced by $65 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $5,820 during the six months ended June 30, 2003.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended June 30, 2003, the amount of such expenses was $41,912.

NOTE 3

For the six months ended June 30, 2003, exclusive of short-term investments and U.S. government obligations, purchases and sales of securities, including $2,853,096 representing redemptions in kind, aggregated $0 and $2,853,096, respectively.

NOTE 4

PricewaterhouseCoopers LLP resigned as the Fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the Fund's independent accountants for the Fund's fiscal year ended December 31, 2003. During the previous two years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share.

At June 30, 2003, the Adviser owned 13,766 shares of the fund.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period:

                                                               SIX MONTHS ENDED               YEARS ENDED DECEMBER 31
                                                                JUNE 30, 2003    --------------------------------------------------
                                                                 (UNAUDITED)         2002     2001     2000       1999     1998
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                            411.01         511.71    575.76   616.80     524.22    421.09
                                                                    ------         ------    ------   ------     ------    ------
  Net investment income ($)                                           2.72           4.74      4.22     4.75       4.54      5.00

  Net realized and unrealized gain (loss) on investments ($)         38.52        (100.64)   (64.02)  (41.19)     92.69    103.13
                                                                    ------         ------    ------   ------     ------    ------
TOTAL FROM INVESTMENT OPERATIONS ($)                                 41.24         (95.90)   (59.80)  (36.44)     97.23    108.13
                                                                    ------         ------    ------   ------     ------    ------
  Dividends from net investment income ($)                           (1.50)         (4.80)    (4.25)   (4.60)     (4.65)    (5.00)
                                                                    ------         ------    ------   ------     ------    ------
TOTAL DISTRIBUTIONS ($)                                              (1.50)         (4.80)    (4.25)   (4.60)     (4.65)    (5.00)
                                                                    ------         ------    ------   ------     ------    ------
NET ASSET VALUE, END OF PERIOD ($)                                  450.75         411.01    511.71   575.76     616.80    524.22
                                                                    ======         ======    ======   ======     ======    ======
Total return (%)                                                     10.06(a)      (18.78)   (10.35)   (4.13)     18.59     28.09
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                          291,018        268,503   367,640  437,804    485,161   431,194
Expense ratio (%)                                                     0.60(b)        0.60      0.57     0.55       0.55      0.56
Expense ratio after expense reductions (%)                            0.60(b)        0.60      0.57     0.55       0.55      0.56
Ratio of net investment income to average net assets (%)              1.31(b)        1.00      0.81     0.78       0.78      1.05
Portfolio turnover rate (%)                                           0.00           3.32      1.44    10.51       1.04      4.52
*After provision for federal tax on retained capital gains at end
  of period                                                             --             --        --    11.01         --      9.72
------------------------------------------------------------------------------------------------------------------------------------

(a) Not Annualized
(b) Annualized

STATE STREET RESEARCH EXCHANGE TRUST

                                                                                              NUMBER OF
                                   TERM OF                                                       FUNDS
                                   OFFICE                                                       IN FUND
                                     AND                                                        COMPLEX            OTHER
                      POSITION(s)  LENGTH OF                                                  OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS            HELD        TIME                                                      TRUSTEE/            HELD BY
AND AGE(a)             WITH FUND   SERVED(b)     PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS     OFFICER(c)      TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

BRUCE R. BOND           Trustee      Since    Retired; formerly Chairman of the Board, Chief         19    Ceridian Corporation
(57)                                 1999     Executive Officer and President, PictureTel
                                              Corporation (video conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
STEVE A. GARBAN         Trustee      Since    Retired; formerly Senior Vice President for Finance    55    Metropolitan Series Fund,
(65)                                 1997     and Operations and Treasurer, The Pennsylvania               Inc.(d)
                                              State University
------------------------------------------------------------------------------------------------------------------------------------
DEAN O. MORTON          Trustee      Since    Retired; formerly Executive Vice President, Chief      55    The Clorox Company; KLA-
(71)                                 1994     Operating Officer and Director, Hewlett-Packard              Tencor Corporation; BEA
                                              Company (computer manufacturer)                              Systems, Inc.; Cepheid;
                                                                                                           Pharsight Corporation;
                                                                                                           and Metropolitan Series
                                                                                                           Fund, Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
SUSAN M. PHILLIPS       Trustee      Since    Dean, School of Business and Public Management,        19    The Kroger Co.
(58)                                 1999     George Washington University; formerly a member of
                                              the Board of Governors of the Federal Reserve
                                              System and Chairman and Commissioner of the
                                              Commodity Futures Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
TOBY ROSENBLATT         Trustee      Since    President, Founders Investments Ltd. (investments);    55    AP Pharmacia, Inc.; and
(65)                                 1994     formerly President, The Glen Ellen Company (private          Metropolitan Series Fund,
                                              investment firm)                                             Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. SCOTT        Trustee      Since    Jay W. Forrester Professor of Management, Sloan        55    Metropolitan Series Fund,
MORTON                               1994     School of Management, Massachusetts Institute of             Inc.(d)
(66)                                          Technology
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY         Trustee      Since    Attorney; formerly Partner, Dechert (law firm)         19    SEI Investments Funds
(72)                                 2002                                                                  (consisting of 104
                                                                                                           portfolios); and The
                                                                                                           Massachusetts Health &
                                                                                                           Education Tax-Exempt
                                                                                                           Trust
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
RICHARD S. DAVIS((+))   Trustee      Since    Chairman of the Board, President and Chief             19    None
(57)                                 2000     Executive Officer of State Street Research &
                                              Management Company; formerly Senior Vice President,
                                              Fixed Income Investments, Metropolitan Life
                                              Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
EDWARD DOWD              Vice        Since    Vice President of State Street Research &               7    None
(36)                   President     2003     Management Company; formerly Vice President,
                                              Independence Investment, LLC and equity research
                                              associate, Donaldson, Lufkin and Jenrette
------------------------------------------------------------------------------------------------------------------------------------
C. KIM GOODWIN           Vice        Since    Managing Director and Chief Investment Officer-        18    None
(44)                   President     2002     Equities of State Street Research & Management
                                              Company; formerly Chief Investment Officer-U.S.
                                              Growth Equities, American Century; and Senior Vice
                                              President and portfolio manager, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY LINDSEY          Vice        Since    Managing Director of State Street Research &            7     None
(41)                   President     2003     Management Company; formerly Managing Director
                                              and Senior Vice President, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
JOHN S. LOMBARDO         Vice        Since    Managing Director, Chief Financial Officer and         19    None
(48)                   President     2001     Director of State Street Research & Management
                                              Company; formerly Executive Vice President, State
                                              Street Research & Management Company; and Senior
                                              Vice President, Product and Financial Management,
                                              MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
DOUGLAS A. ROMICH      Treasurer     Since    Senior Vice President and Treasurer of State Street    19          None
(46)                                 2001     Research & Management Company; formerly Vice
                                              President and Assistant Treasurer, State Street
                                              Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
FRANCIS J. MCNAMARA,   Secretary     Since    Managing Director, General Counsel and Secretary of    19          None
III                                  1995     State Street Research & Management Company;
(47)                                          formerly Executive Vice President, State Street
                                              Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free
1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective
    Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is
    MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of
    Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the
    Trust's Investment Manager, State Street Research & Management Company as noted.

                                                               -----------------
STATE STREET RESEARCH EXCHANGE FUND                                PRSRT STD
One Financial Center                                              U.S. POSTAGE
Boston, MA 02111-2690                                                PAID
                                                                  PERMIT NO. 6
                                                                   HUDSON, MA
                                                               -----------------

QUESTIONS? COMMENTS?
E-MAIL us at:
        info@ssrfunds.com
VISIT us at:
        WWW.SSRFUNDS.COM
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637)
        Hearing-impaired: 1-800-676-7876
        Spanish-speaking: 1-888-638-3193
WRITE us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2003 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry wide.


CONTROL NUMBER: (exp0804)SSR-LD                                  EX-2191-0803

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a)  SUB-ITEM 9A -- The Principal Executive Officer and the Principal
     Financial Officer have concluded that the State Street Research Exchange Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Exchange Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) SUB ITEM 9b -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
     (a)(i) above.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STATE STREET RESEARCH EXCHANGE TRUST
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ RICHARD S. DAVIS
                           -----------------------------------------------------
                           Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                           Principal Executive Officer

Date:  August 29, 2003
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ RICHARD S. DAVIS
                           -----------------------------------------------------
                           Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                           Principal Executive Officer

Date:  August 29, 2003
       ---------------

By (Signature and Title)* /s/ DOUGLAS A. ROMICH
                          ------------------------------------------------------
                          Douglas A. Romich, Treasurer,
                          Principal Financial Officer

Date:  August 29, 2003
       ---------------

* Print name and title of each signing officer under his or her signature.